Nuveen Nebraska Municipal Bond Fund
Nuveen Nebraska Municipal Bond Fund
Investment Objective

The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Nebraska state income tax to the extent consistent with prudent investment risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 44 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 46 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-71 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Nebraska Municipal Bond Fund (USD $)		Class A	Class C	Class C1	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.20%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	15
[1]	The CDSC on Class C and Class C1 shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Nebraska Municipal Bond Fund		Class A	Class C	Class C1	Class I
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.20%	0.75%	0.65%	none
Other Expenses		0.19%	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	0.95%	1.50%	1.40%	0.75%
Fee Waivers and/or Expense Reimbursements		(0.04%)	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	0.91%	1.46%	1.36%	0.71%
[1]	Expenses have been restated to reflect current contractual fees and estimated other expenses.
[2]	The fund's investment adviser has contractually agreed to waive fees and reimburse other fund expenses through March 31, 2013 so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.90%, 1.45%, 1.35%, and 0.70% for Class A, Class C, Class C1, and Class I shares, respectively. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond March 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Nebraska Municipal Bond Fund (USD $)	Class A	Class C	Class C1	Class I
1 Year	509	149	138	73
3 Years	704	468	437	234
5 Years	918	813	760	411
10 Years	1,532	1,785	1,674	925

No Redemption
Expense Example, No Redemption - Nuveen Nebraska Municipal Bond Fund (USD $)	Class A	Class C	Class C1	Class I
1 Year	509	149	138	73
3 Years	704	468	437	234
5 Years	918	813	760	411
10 Years	1,532	1,785	1,674	925

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. For the fiscal period July 1, 2010 through May 31, 2011, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Nebraska income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	"general obligation" bonds;
•	"revenue" bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's sub-adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high yield" securities or "junk bonds"). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund's sub-adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the sub-adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The sub-adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund's portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Nebraska, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*
[1]	Class A year-to-date total return as of June 30, 2011 was 4.17%.

During the nine-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 7.44% and -4.48%, respectively, for the quarters ended September 30, 2009 and September 30, 2008.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Performance is not shown for Class C shares, which have not been offered for a full calendar year.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Nebraska Municipal Bond Fund	Inception Date	1 Year	5 Years	Since Inception
Class A	Feb. 28, 2001	(2.04%)	2.57%	3.86%
Class A (return after taxes on distributions)	Feb. 28, 2001	(2.05%)	2.53%	3.83%
Class A (return after taxes on distributions and sales of fund shares)	Feb. 28, 2001	0.04%	2.77%	3.88%
Class C1	Feb. 28, 2001	1.97%	3.06%	3.86%
Class I	Feb. 28, 2001	2.51%	3.69%	4.56%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.38%	4.09%	4.78%
Lipper Other States Municipal Debt Funds Category Average (reflects no deduction for fees, expenses or taxes)		1.11%	2.90%	3.78%